Financing Arrangements	12 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Financing Arrangements

Note 13 — Financing Arrangements

In December 2011, the Company entered into the unsecured $500,000 five-year revolving credit facility with a syndicate of banks (the “Revolving Credit Facility”). In December 2014, December 2017 and March 2021, the Revolving Credit Facility was amended and restated to, among other things, extend the maturity date of the facility to December 2019, December 2022 and March 2026, respectively. As of September 30, 2023, the Company was in compliance with the financial covenants and had no outstanding borrowings under the Revolving Credit Facility.

In addition, unassociated with the Revolving Credit Facility discussed above, in May 2020, the Company entered into an additional $100,000 one year loan which was repaid in full in May 2021.

In June 2020, the Company issued an aggregate principal amount of $650,000 in Senior Notes that will mature in June 2030 and bear interest at a fixed rate of 2.538 percent per annum (the “Senior Notes”). The interest is payable semi-annually in June and December of each year, commencing in December 2020. The Company incurred issuance costs of $6,121 in relation with the Senior Notes which are being amortized to interest expenses over the term of the Senior Notes using the effective interest rate. The Senior Notes are senior unsecured obligations of the Company and rank equally in right of payment with all existing and future senior indebtedness of the Company, including any indebtedness the Company may incur from time to time under the Revolving Credit Facility.

The total interest expense recognized in connection with the Senior Notes for the years ended September 30, 2023, 2022 and 2021 were $17,066, 17,052 and 17,034, respectively. The accrued interest on the Senior Notes is included in accrued expenses and other current liabilities and were $4,795 and 4,805, respectively, as of September 30, 2023 and 2022. As of September 30, 2023, the noncurrent outstanding principal portion was $650,000.

The total estimated fair value of the Senior Notes as of September 30, 2023 and 2022 was $521,164 and $516,620, respectively. The fair value was determined based on the closing trading price of Senior Notes as of September 30, 2023 and 2022, and is deemed a Level 2 liability within the fair value measurement framework.

As of September 30, 2023, the Company had additional uncommitted lines of credit available for general corporate and other specific purposes and had outstanding letters of credit and bank guarantees from various banks totaling $64,466. These were supported by a combination of the uncommitted lines of credit that the Company maintains with various banks.